RELATED PARTY TRANSACTIONS (Details) $ in Millions		12 Months Ended
	Mar. 05, 2025 CAD ($)	Dec. 31, 2025 CAD ($) item	Dec. 31, 2024 CAD ($)
RELATED PARTY TRANSACTIONS
Semi-annual instalments	$ 2.9
Note payable to Omega Jo Inc.		$ 0.0	$ 2.9
Compensation of key management personnel		220.7	75.2
Patrick Dovigi's
RELATED PARTY TRANSACTIONS
Amount paid on satisfaction of this obligation		$ 33.5
Related Parties
RELATED PARTY TRANSACTIONS
Lease on number of properties | item		6
Cash outflow for leases		$ 14.3	8.1
Green Infrastructure Partners Inc
RELATED PARTY TRANSACTIONS
Revenue from related parties		5.9	34.9
Net payables to related parties		0.5
Net receivables to related parties			$ 8.6
GFL Environmental Services JV LP (GES)
RELATED PARTY TRANSACTIONS
Revenue from related parties		29.1
Net payables to related parties		43.7
Deferred revenue		$ 62.6